Segment Disclosures - Geographic Information (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Geographic Information
Revenue from contracts with customers	[1]	$ 32,567,000,000	$ 36,417,000,000	$ 29,106,000,000
Long-Lived Assets	[2]	50,722,000,000	55,038,000,000	55,273,000,000
U.S.
Geographic Information
Revenue from contracts with customers	[1],[3]	21,159,000,000	22,740,000,000	17,204,000,000
Long-Lived Assets	[2]	26,566,000,000	26,838,000,000	23,623,000,000
U.S. | Net Property Plant and Equipment
Geographic Information
Long-Lived Assets		426,000,000
Australia and Timor-Leste
Geographic Information
Revenue from contracts with customers	[1],[4]	1,647,000,000	1,798,000,000	1,448,000,000
Long-Lived Assets	[2]	7,228,000,000	9,301,000,000	9,657,000,000
Australia and Timor-Leste | Net Property Plant and Equipment
Geographic Information
Long-Lived Assets		1,236,000,000
Canada [Member]
Geographic Information
Revenue from contracts with customers	[1]	1,769,000,000	2,024,000,000	2,619,000,000
Long-Lived Assets	[2]	5,769,000,000	5,333,000,000	5,613,000,000
CHINA
Geographic Information
Revenue from contracts with customers	[1]	772,000,000	836,000,000	712,000,000
Long-Lived Assets	[2]	1,447,000,000	1,380,000,000	1,275,000,000
INDONESIA
Geographic Information
Revenue from contracts with customers	[1]	875,000,000	886,000,000	757,000,000
Long-Lived Assets	[2]	605,000,000	669,000,000	758,000,000
Libya
Geographic Information
Revenue from contracts with customers	[1]	1,103,000,000	1,142,000,000	586,000,000
Long-Lived Assets	[2]	668,000,000	679,000,000	699,000,000
MALAYSIA
Geographic Information
Revenue from contracts with customers	[1]	1,230,000,000	1,346,000,000	1,103,000,000
Long-Lived Assets	[2]	1,871,000,000	2,327,000,000	2,736,000,000
NORWAY
Geographic Information
Revenue from contracts with customers	[1]	2,349,000,000	2,886,000,000	2,348,000,000
Long-Lived Assets	[2]	5,258,000,000	5,582,000,000	6,154,000,000
UNITED KINGDOM
Geographic Information
Revenue from contracts with customers	[1]	1,649,000,000	2,606,000,000	2,248,000,000
Long-Lived Assets	[2]	2,000,000	1,583,000,000	3,335,000,000
Segment Geographical Groups of Countries Other [Member]
Geographic Information
Revenue from contracts with customers	[1]	14,000,000	153,000,000	81,000,000
Long-Lived Assets	[2]	$ 1,308,000,000	$ 1,346,000,000	$ 1,423,000,000

[1]	Sales and other operating revenues are attributable to countries based on the location of the selling operation.
[2]	Defined as net PP&E plus equity investments and advances to affiliated companies.
[3]	Long-lived assets do not include $ 426 million of net PP&E associated with assets held for sale as of December 31, 2019. See Note 5—Acquisitions and Dispositions, for additional information.
[4]	Long-lived assets do not include $ 1,236 million of net PP&E associated with assets held for sale as of December 31, 2019. See Note 5—Acquisitions and Dispositions, for additional information.